Acquisitions & Divestitures - 2020 Acquisitions (Details) - USD ($) $ in Millions	Dec. 28, 2024	Dec. 30, 2023
Acquisitions & Divestitures [Line Items]
Goodwill	$ 17,534	$ 17,728